Income Taxes (Details) - Schedule of valuation allowance - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Schedule of valuation allowance [Abstract]
Balance at beginning of the period	$ 30,857	$ 19,503	$ 1,822
Additions	7,402	11,649	18,102
Reversal	(972)	(295)	(421)
Balance at end of the period	$ 37,287	$ 30,857	$ 19,503